Basic and Diluted Earnings Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share Abstract
Earnings Per Share [Text Block]

NOTE 2: BASIC AND DILUTED EARNINGS PER SHARE

Basic net earnings per share is computed by dividing net earnings by the weighted average common shares outstanding for the respective period. Diluted net earnings per share reflect the potential dilution that could occur upon exercise of securities or other rights for, or convertible into, shares of the Company’s common stock. At June 30, 2015 and 2014, respectively, the Company had no such securities or rights issued or outstanding, and therefore, no dilutive effect to consider for the diluted earnings per share calculation.

The basic and diluted earnings per share computations for the respective periods are presented below.

	Quarter ended June 30,		Six Months Ended June 30,
(In thousands, except share and per share data)	2015	2014	2015	2014
Basic and diluted:
Net earnings	$2,150	$1,859	$4,012	$3,680
Weighted average common shares outstanding	3,643,413	3,643,295	3,643,389	3,643,228
Earnings per share	$0.59	$0.51	$1.10	$1.01